8. Income Taxes	12 Months Ended
Nov. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

For the years ended November 30, 2014 and 2013, respectively, the Company incurred net operating losses and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. The Company had approximately $2,616,333 and $383,471 of federal net operating losses at November 30, 2014 and 2013, respectively. The net operating loss carry forwards, if not utilized, will begin to expire in 2030.

The components of the Company’s deferred tax asset are as follows:

	November 30,	November 30,
	2014	2013
Deferred tax assets:
Net operating loss carry forwards	$2,894,000	$383,471

Net deferred tax assets before valuation allowance	984,000	134,200
Less: Valuation allowance	(984,000)	(134,200)
Net deferred tax assets	$–	$–

Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at November 30, 2014 and 2013, respectively.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	November 30,		November 30,
	2014		2013

Federal and state statutory rate	34%		34%
Change in valuation allowance on deferred tax assets	(34%	)	(34%	)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions as of any date on or before November 30, 2014.